CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 10,493	$ 6,444
Accounts receivable, trade	110	428
Inventories	634	1,667
Prepaid expenses and other assets	743	1,083
Vessels held for sale (Note 4)	0	18,378
Total current assets	11,980	28,000
FIXED ASSETS:
Vessels, net (Note 4)	85,870	201,308
Property and equipment, net	998	911
Total fixed assets	86,868	202,219
Deferred charges, net	1,238	2,088
Total assets	100,086	232,307
CURRENT LIABILITIES:
Unrelated party financing, net of unamortized deferred financing costs (Note 5)	0	12,119
Related party financing, net of unamortized deferred financing costs (Note 3)	0	84,832
Accounts payable, trade and other	1,192	1,715
Due to related parties (Note 3)	4	65
Accrued liabilities	1,360	2,045
Deferred revenue	305	439
Total current liabilities	2,861	101,215
Other liabilities, non-current (Note 7)	1,649	320
Commitments and contingencies (Note 6)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, 350 and 389 issued and outstanding as at December 31, 2018 and 2017, respectively (Note 7)	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 14,463,231 and 4,051,266 issued and outstanding as at December 31, 2018 and 2017, respectively (Note 7)	143	40
Additional paid-in capital (Note 7)	428,527	410,982
Other comprehensive income	57	6
Accumulated deficit	(333,151)	(280,256)
Total stockholders' equity	95,576	130,772
Total liabilities and stockholders' equity	$ 100,086	$ 232,307